Variable Interest Entities and Securitizations - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 31, 2022	Feb. 28, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Variable Interest Entity [Line Items]
Total assets			$ 17,473,006	$ 21,788,946	$ 20,872,655	$ 21,788,946	$ 17,010,299
Unconsolidated Securitization Trusts | Asset Pledged as Collateral
Variable Interest Entity [Line Items]
Total assets				1,100,000	1,100,000	1,100,000
F A M Mortgage Loan
Variable Interest Entity [Line Items]
Repayments of debt	$ 337,400	$ 488,200
Charge off expenses on transferred mortgage loan			$ 0	0	0
Realized losses on transferred mortgage loans							$ 2,500
FAM | Financial Asset 60 Days Or Less Past Due | F A M Mortgage Loan
Variable Interest Entity [Line Items]
Mortgage loans transferred to unconsolidated securitization trusts amount				400	$ 700	400
HAWT Two Thousand And Twenty One Inv One Securitization | FAM
Variable Interest Entity [Line Items]
Beneficial interest in securitized trust (in percent)					5.00%
Cavatica Asset Participation Trust | Agricultural loans
Variable Interest Entity [Line Items]
Consolidated balance of agricultural loans				118,600	$ 114,100	118,600
Cavatica Asset Participation Trust | Nonrecourse | Agricultural loans
Variable Interest Entity [Line Items]
Liability transferred to the variable interest entity Fair Value amount				$ 111,700	$ 106,800	$ 111,700
Cavatica Asset Participation Trust | FACo
Variable Interest Entity [Line Items]
Beneficial interest in securitized trust (in percent)					5.00%	5.00%
Principal | Loans Receivable | F A M Mortgage Loan
Variable Interest Entity [Line Items]
Repayments of debt	$ 363,000	$ 506,600